Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss for the year ended	$ (17,046,348)	$ (16,729,642)	$ (24,992,296)	$ (25,966,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	50,526	73,727	95,368	74,169
Stock-based compensation expense	863,030	389,299	528,644	1,074,957
Changes in assets and liabilities:
Government contract receivable	659,409	(547,574)	(659,409)	0
Prepaid expenses and other current assets	260,282	(312,840)	(352,047)	(114,488)
Other assets	(15,937)	1,116,778	1,116,778	986,498
Accounts payable and accrued expenses	(1,283,155)	(911,709)	(412,549)	(1,228,013)
Total adjustments	534,155	(192,319)	316,785	793,123
Net cash used in operating activities	(16,512,193)	(16,921,961)	(24,675,511)	(25,173,639)
Cash flows from investing activities:
Purchase of equipment	(27,612)	(20,653)	(20,653)	(48,946)
Net cash used in investing activities	(27,612)	(20,653)	(20,653)	(48,946)
Cash flows from financing activities:
Net proceeds from issuance of notes payable – related parties	0	135,000	135,000	0
Repayment of notes payable – related parties	0	(150,000)	(150,000)	0
Net proceeds from sale of common stock and warrants	15,885,652	16,730,415	21,398,383	0
Net proceeds from warrant exercises	156,209	2,367,133	2,367,133	4,062,442
Net cash provided by financing activities	16,041,861	19,082,548	23,750,516	4,062,442
Net decrease in cash and cash equivalents	(497,944)	2,139,934	(945,648)	(21,160,143)
Cash and cash equivalents at beginning of period	5,506,941	6,452,589	6,452,589	27,612,732
Cash and cash equivalents at end of period	$ 5,008,997	$ 8,592,523	$ 5,506,941	$ 6,452,589